Condensed unaudited interim consolidated statements of operations and comprehensive income (loss) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021
Revenue
Licensing (Note 3)	$ 0	$ 0	$ 16,978	$ 0
Up-front fees (Note 3)	19,068	0	19,068	0
Total revenue	19,068	0	36,046	0
Expenses
Research and development	626,069	723,224	2,060,477	1,658,961
Selling, general and administrative	(292,296)	295,217	212,063	920,482
Depreciation (Note 4)	51,478	65,381	154,435	196,144
Total Expenses	385,251	1,083,822	2,426,975	2,775,587
Loss from operations	(366,183)	(1,083,822)	(2,390,929)	(2,775,587)
Net foreign exchange gain	123,171	31,967	100,320	(45,982)
Interest income	0	0	0	0
Interest expense	(53,031)	(212,450)	(227,060)	(367,486)
Financing cost	0	0	0	0
Other income (Note 13)	0	0	0	0
Loss on disposal of asset	0	0	500,000	0
Net (loss) income and comprehensive (loss) income	$ (296,043)	$ (1,264,305)	$ (2,017,669)	$ (3,189,055)
Net (loss) income per common share, basic and diluted	$ (0.01)	$ (0.04)	$ (0.07)	$ (0.11)
Weighted average number of common shares outstanding, basic and diluted	33,092,665	33,092,665	28,213,586	28,213,586